Revenue Recognition and Related Party Transactions Other Related Party Matters (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to Affiliate	$ 900	$ 900		$ 1,200	$ 1,400
Related Party Transaction, Expenses from Transactions with Related Party				0	5,454	$ 0
Accounts receivable – affiliates				5,125	6,102
Debt contributed to joint venture				175,000	0	$ 0
PECO III
Related Party Transaction [Line Items]
Accounts receivable – affiliates				4,500	2,000
PECO Air
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	200	500	$ 400	800	$ 100
Necessity Retail Partners
Related Party Transaction [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 200,000	200,000		200,000
Guarantee Obligations Expected Exposure		$ 50,000		$ 50,000
Subsidiaries
Related Party Transaction [Line Items]
Business combination, post-transaction acquiree ownership percentage	25.00%	25.00%		25.00%
Noncontrolling Interest, Ownership Percentage by Parent	75.00%	75.00%		75.00%
Grocery Retail Partners I
Related Party Transaction [Line Items]
Debt contributed to joint venture				$ 175,000